Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	$ 68,097	$ 62,314	$ 47,147
Deferred ITC, net	(861)	(868)	(868)
Total deferred income tax expense	67,236	61,446	46,279
Property-related items [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	64,249	51,710	43,420
Purchased gas cost adjustments [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	1,755	(92)	(315)
Employee benefits [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	564	11,766	8,753
All other deferred [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	$ 1,529	$ (1,070)	$ (4,711)